Allowance for expected credit losses	12 Months Ended
Dec. 31, 2024
Disclosure of allowance for expected credit losses [Abstract]
Allowance for expected credit losses	Note 21: Allowance for expected credit losses
The Group recognises an allowance for expected credit losses (ECLs) for loans and advances to customers and banks, other financial assets held at amortised cost, financial assets (other than equity investments) measured at fair value through other comprehensive income and certain loan commitment and financial guarantee contracts. At 31 December 2024, the Group’s expected credit loss allowance was
£3,481 million (2023: £4,084 million), of which £3,211 million (2023: £3,762 million) was in respect of drawn balances.
The Group’s total expected credit loss allowances were as follows:

	At 31 December 2024					At 31 December 2023
Allowance for expected credit losses	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
In respect of:
Loans and advances to banks	1	–	–	–	1	8	–	–	–	8
UK mortgages	53	273	335	187	848	161	374	357	213	1,105
Credit cards	149	297	133	–	579	168	401	130	–	699
Other	329	326	227	–	882	339	320	228	–	887
Retail	531	896	695	187	2,309	668	1,095	715	213	2,691
Commercial Banking	205	264	413	–	882	232	372	418	–	1,022
Other	–	–	–	–	–	–	–	4	–	4
Loans and advances to customers	736	1,160	1,108	187	3,191	900	1,467	1,137	213	3,717
Debt securities	3	–	1	–	4	7	2	2	–	11
Financial assets at amortised cost	740	1,160	1,109	187	3,196	915	1,469	1,139	213	3,736
Other assets	7	–	8	–	15	16	–	10	–	26
Provisions in relation to loan commitments and financial guarantees	142	126	2	–	270	160	160	2	–	322
Total	889	1,286	1,119	187	3,481	1,091	1,629	1,151	213	4,084
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	4	–	–	–	4	7	–	–	–	7
The calculation of the Group’s expected credit loss allowances and provisions against loan commitments and guarantees, which are set out above, requires the Group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Note 21: Allowance for expected credit losses continued
Critical accounting judgements and key sources of estimation uncertainty

Critical judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
Establishing the criteria for a significant increase in credit risk (SICR)

The individual assessment of material cases and the use of judgemental adjustments made to impairment modelling processes that adjust inputs, parameters and outputs to reflect risks not captured by models

Key source of estimation uncertainty:
Base case and multiple economic scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward-looking credit parameters

Definition of default
The probability of default (PD) of an exposure, both over a 12-month period and over its lifetime, is a key input to the measurement of the
ECL allowance. Default has occurred when there is evidence that the customer is experiencing significant financial difficulty which is likely to affect the ability to repay amounts due. The definition of default adopted by the Group is described in note 2(H) Impairment of financial assets. A Stage 3 asset that is no longer credit-impaired is transferred back to Stage 2 as no general probation period is applied to assets in
Stage 3. UK mortgages is an exception to this rule where a probation period is enforced for non-performing forborne and defaulted exposures in accordance with prudential regulation.
Significant increase in credit risk
An ECL allowance equivalent to 12 months’ expected losses is established against assets in Stage 1; assets classified as Stage 2 carry an ECL allowance equivalent to lifetime expected losses. Assets are transferred from Stage 1 to Stage 2 when there has been a significant increase in credit risk (SICR) since initial recognition. Credit-impaired assets are transferred to Stage 3 with a lifetime expected losses allowance. If an exposure that is classified as Stage 2 no longer meets the SICR criteria, which in some cases capture customer behaviour in previous periods, it is moved back to Stage 1.
The Group uses both quantitative and qualitative indicators to determine whether there has been a SICR for an asset. The setting of precise trigger points combined with risk indicators requires judgement and the use of different trigger points may have a material impact upon the ECL allowance. The Group monitors the effectiveness of SICR criteria on an ongoing basis.
For UK mortgages a reassessment of the SICR criteria was performed following redevelopment of the ECL model in the period, in order to maintain SICR effectiveness. At 31 December 2024 a doubling of PD since origination was set as a quantitative SICR trigger. All originations post IFRS 9 adoption incorporate forward looking information, and for recent Interest Only accounts the likelihood of default occurring at the end of term. This is supplemented by qualitative triggers including where customers have surpassed their original contractual term through use of term extensions, where fraud is evident, or where an account is in arrears.
For credit cards, loans and overdrafts an increase of three PD grades since origination on the retail master scale (RMS) shown below is set as a quantitative SICR trigger. Assets are also assumed to have suffered a SICR if they have either been in arrears on three occasions, or in default once, in the past 12 months.

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary[1] (%)	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00
1Probability-weighted annualised lifetime probability of default.
For Commercial Banking a doubling of PD with a minimum increase in PD of 1 per cent since origination is treated as a SICR. This is complemented with the use of internal credit risk classifications and ratings as qualitative indicators to identify a SICR.
The Group does not use the low credit risk exemption in its staging assessments, though more simplistic SICR criteria are applied for portfolios not listed above. All financial assets are assumed to have suffered a SICR if they are more than 30 days past due.
Individual assessments and application of judgement in adjustments to modelled ECL
The table below analyses total ECL allowances by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of judgemental adjustments.

	At 31 December 2024					At 31 December 2023
			Judgements due to:					Judgements due to:
	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other £m	Total £m	Modelled ECL £m	Individually assessed £m	Inflationary and interest rate risk £m	Other £m	Total £m
UK mortgages	720	–	–	132	852	991	–	61	63	1,115
Credit cards	681	–	–	(7)	674	703	–	92	15	810
Other Retail	860	–	–	90	950	866	–	33	46	945
Commercial Banking	894	354	–	(259)	989	1,124	340	–	(282)	1,182
Other	16	–	–	–	16	32	–	–	–	32
Total	3,171	354	–	(44)	3,481	3,716	340	186	(158)	4,084
Individually assessed ECL
Stage 3 ECL in Commercial Banking is largely assessed on an individual basis by the Business Support Unit using bespoke assessment of loss for each specific client based on potential recovery strategies. While these assessments are based on the Group’s latest economic view, the use of Group-wide multiple economic scenarios and weightings is not considered appropriate for these cases due to their individual characteristics. In place of this, a range of case-specific outcomes are considered with any alternative better or worse outcomes that carry a 25 per cent likelihood taken into account in establishing a probability-weighted ECL. At 31 December 2024, individually assessed provisions for Commercial Banking were £354 million (2023: £340 million) which reflected a range of £309 million to £437 million (2023:
£291 million to £413 million), based on the range of alternative outcomes considered.
Note 21: Allowance for expected credit losses continued
Application of judgement in adjustments to modelled ECL
Impairment models fall within the Group’s model risk framework with model monitoring, periodic validation and back testing performed on model components, such as probability of default. Limitations in the models or data inputs may be identified through these assessments and review of model outputs, which may require appropriate judgemental adjustments to the ECL. These adjustments are determined by considering the particular attributes of exposures which have not been adequately captured by the impairment models and range from changes to model inputs and parameters, at account level (in-model adjustments), through to more qualitative post-model adjustments.
Judgements due to inflationary and interest rate risk
During 2022 and 2023 the intensifying inflationary pressures, alongside rising interest rates created further risks not deemed to be fully captured by ECL models which meant judgemental adjustments were required. Throughout 2024 these risks subsided with inflation back at around 2 per cent, base rates reducing and credit performance proving resilient. As a result, the judgements held in respect of inflationary and interest rate risks have been removed (2023: £186 million). Other judgements continue to be applied for broader data and model limitations, both increasing and decreasing ECL where deemed necessary.
Other judgements
UK mortgages: £132 million (2023: £63 million)
These adjustments principally comprise:
Repossession risk[1]: £110 million (2023: £106 million)
The Group’s repossession activity and respective data associated with the UK mortgage portfolio has been distorted for a number of years following pauses in litigation activity both before and during COVID-19. This has seen a larger number of customers in default for a longer period than would typically be expected resulting in a risk that ECL calculated on these accounts is understated. Judgemental adjustments to mitigate this risk have been in place for several years, although the approach has been revisited in 2024. An assessment of recent cure trends indicated that the overall possession rates used in the model appeared adequate; however, the assessment identified a potential recovery risk on specific subsets of long-term defaulted cases (greater than five years), as well as a continued risk from a longer duration between default and repossession than model assumptions used on existing and future defaults.
1Previously reported as Increase in time to repossession.
Adjustment for specific segments: £13 million (2023: £23 million)
The Group monitors risks across specific segments of its portfolios which may not be fully captured through collective models. The judgement for fire safety and cladding uncertainty reduced in the period following methodology refinement. Though experience remains limited the risk is considered sufficiently material to address, given evidence of cases having defective cladding, or other fire safety issues.
Credit cards: £(7) million (2023: £15 million) and Other Retail: £90 million (2023: £46 million)
These adjustments principally comprise:
Lifetime extension: Credit cards: £55 million (2023: £67 million) and Other Retail: £10 million (2023: £10 million)
An adjustment is required to extend the lifetime used for Stage 2 exposures on Retail revolving products from a three-year modelled lifetime, which reflected the outcome data available when the ECL models were developed. Incremental defaults beyond year three are calculated through the extrapolation of the default trajectory observed throughout the three years and beyond. The Credit cards judgement has reduced slightly in the period reflecting portfolio movement.
Adjustments to loss rates: Credit cards: £(57) million (2023: £(50) million) and Other Retail: £47 million (2023: £37 million)
A number of adjustments have been made to the loss given default (LGD) assumptions used within unsecured and motor credit models. For unsecured portfolios, the adjustments reflect the impact of changes in collection debt sale strategy on the Group’s LGD models, incorporating up to date customer performance and forward flow debt sale pricing. For UK Motor Finance, within Other Retail, the adjustment is used to incorporate the latest outlook on used car prices.
Commercial Banking: £(259) million (2023: £(282) million)
These adjustments principally comprise:
Corporate insolvency rates: £(253) million (2023: £(292) million)
The volume of UK corporate insolvencies continues to exhibit an elevated trend beyond December 2019 levels, revealing a marked misalignment between observed UK corporate insolvencies and the Group’s equivalent credit performance. This dislocation gives rise to uncertainty over the drivers of the observed trends in the metric and the appropriateness of the Group’s Commercial Banking model response which uses observed UK corporate insolvencies data to anchor future loss estimates to. Given the Group’s asset quality remains strong with low defaults, a negative adjustment is applied by reverting judgementally to the long-term average of the insolvency rate.
Adjustments to loss given defaults (LGDs): £(80) million (2023: £(105) million)
Following a review of the loss given default approach for commercial exposures, management continues to judge that ECL should be adjusted to mitigate limitations identified in the approach which are causing loss given defaults to be inflated. These include the benefit from amortisation of exposures relative to collateral values at default and a move to an exposure-weighted approach being adopted. These temporary adjustments will be addressed through future model development.
Corporate income gearing (CIG) adjustment: £37 million (2023: £nil)
An adjustment was raised, based upon the assessment of Corporate Income Gearing (CIG), a model parameter for affordability used in
Commercial Banking. The modelled ECL release resulting from updating CIG drivers (interest rates) was judgmentally reversed, with interest rates having reached a plateau which has translated into a slower year-on-year increase in CIG. This slowdown gave a release in modelled
ECL which is not judged representative of the continued pressure on borrowers and business margins.
Commercial Real Estate (CRE) price reduction: £35 million (2023: £67 million)
The material fall in CRE prices observed in late 2022, previously required a judgemental reinstatement within ECL model assumptions at 31
December 2023, given the materially reduced level in CRE prices could still trigger additional losses. At 31 December 2024 the adjustment remains in place only for loss rates on a small proportion of accounts still to be reassessed following this fall. This is alongside a more material adjustment for the potential impact on loss rates from valuations on specific CRE sectors where evidence suggests valuations may lag achievable levels, notably in cases of stressed sale.
Note 21: Allowance for expected credit losses continued
Generation of multiple economic scenarios
The estimate of expected credit losses is required to be based on an unbiased expectation of future economic scenarios. The approach used to generate the range of future economic scenarios depends on the methodology and judgements adopted. The Group’s approach is to start from a defined base case scenario, used for planning purposes, and to generate alternative economic scenarios around this base case. The base case scenario is a conditional forecast underpinned by a number of conditioning assumptions that reflect the Group’s best view of key future developments. If circumstances appear likely to materially deviate from the conditioning assumptions, then the base case scenario is updated.
The base case scenario is central to a range of future economic scenarios generated by simulation of an economic model, for which the same conditioning assumptions apply as in the base case scenario. These scenarios are ranked by using estimated relationships with industry-wide historical loss data. With the base case already pre-defined, three other scenarios are identified as averages of constituent scenarios located around the 15th, 75th and 95th percentiles of the distribution. The full distribution is therefore summarised by a practical number of scenarios to run through ECL models representing an upside, the base case, and a downside scenario weighted at 30 per cent each, together with a severe downside scenario weighted at 10 per cent. The scenario weights represent the distribution of economic scenarios and not subjective views on likelihood. The inclusion of a severe downside scenario with a smaller weighting ensures that the non-
linearity of losses in the tail of the distribution is adequately captured. Macroeconomic projections may employ reversionary techniques to adjust the paths of economic drivers towards long-run equilibria after a reasonable forecast horizon. The Group does not use such techniques to force the MES scenarios to revert to the base case planning view. Utilising such techniques would be expected to be immaterial for expected credit losses since loss sensitivity is minimal after the initial five years of the projections.
A forum under the chairmanship of the Chief Economist meets at least quarterly to review and, if appropriate, recommend changes to the method by which economic scenarios are generated, for approval by the Chief Financial Officer and Chief Risk Officer. The Group
continues to judge it appropriate to include a non-modelled severe downside scenario for Group ECL calculations. The scenario is generated as a simple average of a fully modelled severe scenario, better representing shocks to demand, and a scenario with higher paths for UK Bank Rate and CPI inflation, as a representation of shocks to supply. The combined ‘adjusted’ scenario used in ECL modelling is considered to better reflect the risks around the Group’s base case view in an economic environment where demand and supply shocks are more balanced.
Base case and MES economic assumptions
The Group’s base case economic scenario has been updated to reflect ongoing geopolitical developments and changes in domestic economic policy. The Group’s updated base case scenario has three conditioning assumptions. First, cross-border conflicts do not lead to major disruptions in commodity prices or global trade. Second, the US pursues a more isolationist economic agenda, with policies including trade tariffs; immigration cuts; and unfunded tax cuts. China, EU and UK are assumed to retaliate to US tariffs imposed on them. Third, UK
Budget public investment plans are assumed to have a small but positive impact on trend productivity growth, subject to further review as more specific policy detail emerges.
Based on these assumptions and incorporating the economic data published in the fourth quarter, the Group’s base case scenario is for a slow expansion in GDP and a rise in the unemployment rate alongside modest changes in residential and commercial property prices.
Against a backdrop of some persistence in inflationary pressures, UK Bank Rate is expected to be lowered gradually during 2025. Risks around this base case economic view lie in both directions and are largely captured by the generation of alternative economic scenarios.
The Group has accommodated the latest available information at the reporting date in defining its base case scenario and generating alternative economic scenarios. The scenarios include forecasts for key variables in the fourth quarter of 2024, for which actuals may have since emerged prior to publication.
Scenarios by year
The key UK economic assumptions made by the Group are shown in the following tables across a number of measures explained below.
Annual assumptions
Gross domestic product (GDP) growth and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices over each year. Unemployment rate and
UK Bank Rate are averages over the year.
Five-year average
The five-year average reflects the average annual growth rate, or level, over the five-year period. It includes movements within the current reporting year, such that the position as at 31 December 2024 covers the five years 2024 to 2028. The inclusion of the reporting year within the five-year period reflects the need to predict variables which remain unpublished at the reporting date and recognises that credit models utilise both level and annual changes. The use of calendar years maintains a comparability between the annual assumptions presented.
Five-year start to peak and trough
The peak or trough for any metric may occur intra year and therefore not be identifiable from the annual assumptions, so they are also disclosed. For GDP, house price growth and commercial real estate price growth, the peak, or trough, reflects the highest, or lowest cumulative quarterly position reached relative to the start of the five-year period, which as at 31 December 2024 is 1 January 2024. Given these metrics may exhibit increases followed by greater falls, the start to trough movements quoted may be smaller than the equivalent
‘peak to trough’ movement (and vice versa for start to peak). Unemployment, UK Bank Rate and CPI inflation reflect the highest, or lowest, quarterly level reached in the five-year period.
Note 21: Allowance for expected credit losses continued

At 31 December 2024	2024%	2025%	2026%	2027%	2028%	2024 to 2028 average %	Start to peak %	Start to trough %
Upside
Gross domestic product growth	0.8	1.9	2.2	1.5	1.4	1.6	8.9	0.7
Unemployment rate	4.3	3.5	2.8	2.7	2.8	3.2	4.4	2.7
House price growth	3.4	3.7	6.5	6.6	5.4	5.1	28.2	0.4
Commercial real estate price growth	0.7	7.8	6.7	3.2	0.5	3.7	20.0	(0.8)
UK Bank Rate	5.06	4.71	5.02	5.19	5.42	5.08	5.50	4.50
CPI inflation	2.6	2.8	2.6	2.9	3.0	2.8	3.5	2.0
Base case
Gross domestic product growth	0.8	1.0	1.4	1.5	1.5	1.2	7.0	0.7
Unemployment rate	4.3	4.7	4.7	4.5	4.5	4.5	4.8	4.2
House price growth	3.4	2.1	1.0	1.4	2.4	2.0	10.5	0.4
Commercial real estate price growth	0.7	0.3	2.5	1.9	0.0	1.1	5.4	(0.8)
UK Bank Rate	5.06	4.19	3.63	3.50	3.50	3.98	5.25	3.50
CPI inflation	2.6	2.8	2.4	2.4	2.2	2.5	3.5	2.0
Downside
Gross domestic product growth	0.8	(0.5)	(0.4)	1.0	1.5	0.5	3.2	0.0
Unemployment rate	4.3	6.0	7.4	7.4	7.1	6.4	7.5	4.2
House price growth	3.4	0.6	(5.5)	(6.6)	(3.4)	(2.4)	4.0	(11.4)
Commercial real estate price growth	0.7	(7.8)	(3.1)	(0.9)	(2.3)	(2.7)	0.7	(12.9)
UK Bank Rate	5.06	3.53	1.56	0.96	0.68	2.36	5.25	0.59
CPI inflation	2.6	2.8	2.3	1.8	1.2	2.1	3.5	0.9
Severe downside
Gross domestic product growth	0.8	(1.9)	(1.5)	0.7	1.3	(0.1)	1.2	(2.4)
Unemployment rate	4.3	7.7	10.0	10.0	9.7	8.4	10.2	4.2
House price growth	3.4	(0.8)	(12.4)	(13.6)	(8.8)	(6.7)	3.4	(29.2)
Commercial real estate price growth	0.7	(17.4)	(8.5)	(5.5)	(5.7)	(7.5)	0.7	(32.3)
UK Bank Rate – modelled	5.06	2.68	0.28	0.08	0.02	1.62	5.25	0.02
UK Bank Rate – adjusted[1]	5.06	4.03	2.70	2.23	1.95	3.19	5.25	1.88
CPI inflation – modelled	2.6	2.8	1.9	1.0	0.1	1.7	3.5	(0.2)
CPI inflation – adjusted[1]	2.6	3.6	2.1	1.4	0.8	2.1	3.9	0.7
Probability-weighted
Gross domestic product growth	0.8	0.5	0.8	1.2	1.4	1.0	5.7	0.7
Unemployment rate	4.3	5.0	5.5	5.4	5.3	5.1	5.5	4.2
House price growth	3.4	1.8	(0.7)	(1.0)	0.4	0.8	5.3	0.4
Commercial real estate price growth	0.7	(1.7)	1.0	0.7	(1.1)	(0.1)	0.7	(1.3)
UK Bank Rate – modelled	5.06	4.00	3.09	2.90	2.88	3.59	5.25	2.88
UK Bank Rate – adjusted[1]	5.06	4.13	3.33	3.12	3.08	3.74	5.25	3.06
CPI inflation – modelled	2.6	2.8	2.4	2.2	1.9	2.4	3.5	1.8
CPI inflation – adjusted[1]	2.6	2.9	2.4	2.3	2.0	2.4	3.5	1.9
1The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks around the Group’s base case view in an economic environment where the risks of supply and demand shocks are more balanced.

Base case scenario by quarter[1] At 31 December 2024	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%	First quarter 2025%	Second quarter 2025%	Third quarter 2025%	Fourth quarter 2025%
Gross domestic product growth	0.7	0.4	0.0	0.1	0.2	0.3	0.3	0.3
Unemployment rate	4.3	4.2	4.3	4.4	4.5	4.6	4.7	4.8
House price growth	0.4	1.8	4.6	3.4	3.6	4.0	3.0	2.1
Commercial real estate price growth	(5.3)	(4.7)	(2.8)	0.7	1.8	1.4	0.9	0.3
UK Bank Rate	5.25	5.25	5.00	4.75	4.50	4.25	4.00	4.00
CPI inflation	3.5	2.1	2.0	2.5	2.4	3.0	2.9	2.7
1Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.
Note 21: Allowance for expected credit losses continued

At 31 December 2023	2023%	2024%	2025%	2026%	2027%	2023 to 2027 average %	Start to peak %	Start to trough %
Upside
Gross domestic product	0.3	1.5	1.7	1.7	1.9	1.4	8.1	0.2
Unemployment rate	4.0	3.3	3.1	3.1	3.1	3.3	4.2	3.0
House price growth	1.9	0.8	6.9	7.2	6.8	4.7	25.7	(1.2)
Commercial real estate price growth	(3.9)	9.0	3.8	1.3	1.3	2.2	11.5	(3.9)
UK Bank Rate	4.94	5.72	5.61	5.38	5.18	5.37	5.79	4.25
CPI inflation	7.3	2.7	3.1	3.2	3.1	3.9	10.2	2.1
Base case
Gross domestic product	0.3	0.5	1.2	1.7	1.9	1.1	6.4	0.2
Unemployment rate	4.2	4.9	5.2	5.2	5.0	4.9	5.2	3.9
House price growth	1.4	(2.2)	0.5	1.6	3.5	1.0	4.8	(1.2)
Commercial real estate price growth	(5.1)	(0.2)	0.1	0.0	0.8	(0.9)	(1.2)	(5.3)
UK Bank Rate	4.94	4.88	4.00	3.50	3.06	4.08	5.25	3.00
CPI inflation	7.3	2.7	2.9	2.5	2.2	3.5	10.2	2.1
Downside
Gross domestic product	0.2	(1.0)	(0.1)	1.5	2.0	0.5	3.4	(1.2)
Unemployment rate	4.3	6.5	7.8	7.9	7.6	6.8	8.0	3.9
House price growth	1.3	(4.5)	(6.0)	(5.6)	(1.7)	(3.4)	2.0	(15.7)
Commercial real estate price growth	(6.0)	(8.7)	(4.0)	(2.1)	(1.2)	(4.4)	(1.2)	(20.4)
UK Bank Rate	4.94	3.95	1.96	1.13	0.55	2.51	5.25	0.43
CPI inflation	7.3	2.8	2.7	1.8	1.1	3.2	10.2	1.0
Severe downside
Gross domestic product	0.1	(2.3)	(0.5)	1.3	1.8	0.1	1.0	(2.9)
Unemployment rate	4.5	8.7	10.4	10.5	10.1	8.8	10.5	3.9
House price growth	0.6	(7.6)	(13.3)	(12.7)	(7.5)	(8.2)	2.0	(35.0)
Commercial real estate price growth	(7.7)	(19.5)	(10.6)	(7.7)	(5.2)	(10.3)	(1.2)	(41.8)
UK Bank Rate – modelled	4.94	2.75	0.49	0.13	0.03	1.67	5.25	0.02
UK Bank Rate – adjusted[1]	4.94	6.56	4.56	3.63	3.13	4.56	6.75	3.00
CPI inflation – modelled	7.3	2.7	2.2	0.9	(0.2)	2.6	10.2	(0.3)
CPI inflation – adjusted[1]	7.6	7.5	3.5	1.3	1.0	4.2	10.2	0.9
Probability-weighted
Gross domestic product	0.3	0.1	0.8	1.6	1.9	0.9	5.4	0.1
Unemployment rate	4.2	5.3	5.9	5.9	5.7	5.4	6.0	3.9
House price growth	1.4	(2.5)	(0.9)	(0.3)	1.8	(0.1)	2.0	(2.8)
Commercial real estate price growth	(5.3)	(1.9)	(1.1)	(1.0)	(0.2)	(1.9)	(1.2)	(9.9)
UK Bank Rate – modelled	4.94	4.64	3.52	3.02	2.64	3.75	5.25	2.59
UK Bank Rate – adjusted[1]	4.94	5.02	3.93	3.37	2.95	4.04	5.42	2.89
CPI inflation – modelled	7.3	2.7	2.8	2.3	1.9	3.4	10.2	1.9
CPI inflation – adjusted[1]	7.4	3.2	3.0	2.4	2.0	3.6	10.2	2.0
1The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks around the Group’s base case view in an economic environment where supply shocks are the principal concern.

Base case scenario by quarter[1] At 31 December 2023	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%	First quarter 2024%	Second quarter 2024%	Third quarter 2024%	Fourth quarter 2024%
Gross domestic product growth	0.3	0.0	(0.1)	0.0	0.1	0.2	0.3	0.3
Unemployment rate	3.9	4.2	4.2	4.3	4.5	4.8	5.0	5.2
House price growth	1.6	(2.6)	(4.5)	1.4	(1.1)	(1.5)	0.5	(2.2)
Commercial real estate price growth	(18.8)	(21.2)	(18.2)	(5.1)	(4.1)	(3.8)	(2.2)	(0.2)
UK Bank Rate	4.25	5.00	5.25	5.25	5.25	5.00	4.75	4.50
CPI inflation	10.2	8.4	6.7	4.0	3.8	2.1	2.3	2.8
1Gross domestic product growth is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.
Note 21: Allowance for expected credit losses continued
ECL sensitivity to economic assumptions
The following table shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths. The stage allocation for an asset is based on the overall scenario probability-weighted probability of default and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated.
Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift on a statutory basis being £445 million compared to £678 million at
31 December 2023.

	At 31 December 2024					At 31 December 2023
	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m
UK mortgages	852	345	567	1,064	2,596	1,115	395	670	1,155	4,485
Credit cards	674	518	641	773	945	810	600	771	918	1,235
Other Retail	950	843	923	1,010	1,172	945	850	920	981	1,200
Commercial Banking	989	745	889	1,125	1,608	1,182	793	1,013	1,383	2,250
Other	16	16	16	16	17	32	32	32	32	32
ECL allowance	3,481	2,467	3,036	3,988	6,338	4,084	2,670	3,406	4,469	9,202
The impact of isolated changes in the UK unemployment rate and House Price Index (HPI) has been assessed on a univariate basis.
Although such changes would not be observed in isolation, as economic indicators tend to be correlated in a coherent scenario, this gives insight into the sensitivity of the Group’s ECL to gradual changes in these two critical economic factors.
The impacts are assessed as changes to base case modelled ECL only (at 100 per cent weighting) with staging held flat to the reported view. The probability weighted ECL impact of applying the changes to all four scenarios, including the impact on staging and post model adjustments, would be greater.
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario. A more immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime probability of defaults.

	At 31 December 2024		At 31 December 2023
	1pp increase in unemployment £m	1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m
UK mortgages[1]	4	(3)	33	(32)
Credit cards	40	(41)	38	(38)
Other Retail	18	(20)	19	(19)
Commercial Banking	71	(67)	88	(83)
ECL impact	133	(131)	178	(172)
12024 calculated using updated models.
The table below shows the impact on the Group’s ECL in respect of UK mortgages of an increase or decrease in loss given default for a 10 percentage point increase or decrease in HPI. The increase or decrease is presented based on the adjustment phased evenly over the first 10 quarters of the base case scenario.

	At 31 December 2024		At 31 December 2023
	10pp increase in HPI £m	10pp decrease in HPI £m	10pp increase in HPI £m	10pp decrease in HPI £m
ECL impact[1]	(127)	182	(201)	305
12024 calculated using updated models.
Note 21: Allowance for expected credit losses continued
The table below shows the Group’s ECL and drawn balances for the upside, base case, downside and severe downside scenarios, with staging of assets based on each specific scenario probability of default. In each economic scenario the ECL for individual assessments is held constant reflecting the basis on which they are evaluated. Judgemental adjustments applied through changes to model inputs or parameters, or more qualitative post-model adjustments, are apportioned across the scenarios in proportion to modelled ECL where this better reflects the sensitivity of these adjustments to each scenario. A probability-weighted scenario is not shown as this view does not reflect the basis on which ECL is calculated. Comparing the probability-weighted ECL in the table above to the base case ECL with base case scenario specific staging, as shown in the table below, results in an uplift of £468 million compared to £596 million at 31 December
2023.

	Drawn balances[1]				ECL allowance				Coverage ratio[2]
At 31 December 2024	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside %	Base case %	Downside %	Severe downside %
Stage 1
UK mortgages [3]	271,370	271,903	271,391	253,639	13	29	66	203	–	–	–	0.1
Credit cards	14,261	13,714	13,065	12,226	152	196	238	290	1.1	1.4	1.8	2.4
Other Retail	43,746	43,435	42,955	42,046	333	356	374	408	0.8	0.8	0.9	1.0
Commercial Banking	95,068	94,800	92,924	84,598	139	209	294	334	0.1	0.2	0.3	0.4
Other	11,252	11,252	11,252	11,252	7	7	7	7	0.1	0.1	0.1	0.1
Total	435,697	435,104	431,587	403,761	644	797	979	1,242	0.1	0.2	0.2	0.3

Stage 2
UK mortgages[3]	31,385	30,852	31,364	49,116	86	144	321	1,272	0.3	0.5	1.0	2.6
Credit cards	1,714	2,261	2,910	3,749	207	304	431	613	12.1	13.5	14.8	16.3
Other Retail	4,038	4,349	4,829	5,738	293	350	420	547	7.3	8.0	8.7	9.5
Commercial Banking	3,391	3,659	5,535	13,861	174	246	444	1,449	5.1	6.7	8.0	10.5
Other	–	–	–	–	–	–	–	–	–	–	–	–
Total	40,528	41,121	44,638	72,464	760	1,044	1,616	3,881	1.9	2.5	3.6	5.4

Stage 3
UK mortgages[3]	4,166	4,166	4,166	4,166	201	274	410	691	4.8	6.6	9.8	16.6
Credit cards	265	265	265	265	133	133	133	133	50.2	50.2	50.2	50.2
Other Retail	446	446	446	446	217	222	233	257	48.7	49.8	52.3	57.7
Commercial Banking	1,839	1,839	1,839	1,839	415	415	415	415	22.6	22.6	22.6	22.6
Other	36	36	36	36	9	9	9	9	25.0	25.0	25.0	25.0
Total	6,752	6,752	6,752	6,752	975	1,053	1,200	1,505	14.4	15.6	17.8	22.3

POCI
UK mortgages[3]	6,207	6,207	6,207	6,207	45	119	264	575	0.7	1.9	4.3	9.3

Total
UK mortgages	313,128	313,128	313,128	313,128	345	566	1,061	2,741	0.1	0.2	0.3	0.9
Credit cards	16,240	16,240	16,240	16,240	492	633	802	1,036	3.0	3.9	4.9	6.4
Other Retail	48,230	48,230	48,230	48,230	843	928	1,027	1,212	1.7	1.9	2.1	2.5
Commercial Banking	100,298	100,298	100,298	100,298	728	870	1,153	2,198	0.7	0.9	1.1	2.2
Other	11,288	11,288	11,288	11,288	16	16	16	16	0.1	0.1	0.1	0.1
Total	489,184	489,184	489,184	489,184	2,424	3,013	4,059	7,203	0.5	0.6	0.8	1.5
1Includes loans and advances to banks, loans and advances to customers, debt securities and items identified as other assets in note 24.
2Coverage ratio is ECL allowance shown as a percentage of drawn balances.
3Calculated using updated models.
Note 21: Allowance for expected credit losses continued

	Drawn balances[1]				ECL allowance				Coverage ratio[2]
At 31 December 2023	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside %	Base case %	Downside %	Severe downside %
Stage 1
UK mortgages	270,131	269,581	266,388	129,736	20	40	84	153	–	–	–	0.1
Credit cards	13,338	12,668	12,109	10,966	169	211	242	298	1.3	1.7	2.0	2.7
Other Retail	39,260	38,939	38,373	30,202	360	384	404	448	0.9	1.0	1.1	1.5
Commercial Banking	98,202	97,394	92,919	78,781	165	260	376	431	0.2	0.3	0.4	0.6
Other	7,632	7,632	7,632	7,632	14	16	17	20	0.2	0.2	0.2	0.3
Total	428,563	426,214	417,421	257,317	728	911	1,123	1,350	0.2	0.2	0.3	0.5

Stage 2
UK mortgages	24,998	25,548	28,741	165,393	73	139	316	4,074	0.3	0.6	1.1	2.5
Credit cards	2,195	2,865	3,424	4,567	302	437	567	859	13.7	15.3	16.6	18.8
Other Retail	5,711	6,032	6,598	14,769	325	378	424	619	5.7	6.3	6.4	4.2
Commercial Banking	4,487	5,295	9,770	23,908	259	379	722	2,466	5.8	7.2	7.4	10.3
Other	–	–	–	–	–	–	–	–	–	–	–	–
Total	37,391	39,740	48,533	208,637	959	1,333	2,029	8,018	2.6	3.4	4.2	3.8

Stage 3
UK mortgages	4,337	4,337	4,337	4,337	78	225	457	963	1.8	5.2	10.5	22.2
Credit cards	284	284	284	284	122	122	122	122	43.0	43.0	43.0	43.0
Other Retail	452	452	452	452	238	242	248	261	52.7	53.5	54.9	57.7
Commercial Banking	2,068	2,068	2,068	2,068	426	426	426	426	20.6	20.6	20.6	20.6
Other	39	39	39	39	16	16	16	16	41.0	41.0	41.0	41.0
Total	7,180	7,180	7,180	7,180	880	1,031	1,269	1,788	12.3	14.4	17.7	24.9

POCI
UK mortgages[3]	7,854	7,854	7,854	7,854	213	213	213	213	2.7	2.7	2.7	2.7

Total
UK mortgages	307,320	307,320	307,320	307,320	384	617	1,070	5,403	0.1	0.2	0.4	1.8
Credit cards	15,817	15,817	15,817	15,817	593	770	931	1,279	3.8	4.9	5.9	8.1
Other Retail	45,423	45,423	45,423	45,423	923	1,004	1,076	1,328	2.0	2.2	2.4	2.9
Commercial Banking	104,757	104,757	104,757	104,757	850	1,065	1,524	3,323	0.8	1.0	1.5	3.2
Other	7,671	7,671	7,671	7,671	30	32	33	36	0.4	0.4	0.4	0.5
Total	480,988	480,988	480,988	480,988	2,780	3,488	4,634	11,369	0.6	0.7	1.0	2.4
1Includes loans and advances to banks, loans and advances to customers, debt securities and items identified as other assets in note 24.
2Coverage ratio is ECL allowance shown as a percentage of drawn balances.
3POCI ECL has been presented on a probability-weighted basis. The sensitivity is captured within the UK mortgages total.
Assessment of climate risk impacts on ECL
The Group continues to develop capabilities to quantify the potential impact of climate risks on ECL. This includes identifying the climate-
related risk drivers that could influence future credit losses for loan portfolios that have the highest sensitivity to climate risks and commencing the use of more quantitative analysis on the impact of these risk drivers on ECL. The approach leverages the Group’s climate scenario analysis, to identify the potential physical and transition risk impacts on credit quality. UK mortgages and Commercial Banking portfolios are judged to have the highest sensitivity to climate risk, with both physical and transition risk drivers assessed.
UK mortgages physical and transition risks – additional costs arising from regulatory obligations of increased energy efficiency standards to reduce carbon emissions and increased flood risk and coastal erosion, through property repair or rebuild and/or increased insurance premia.
This can result in affordability pressure, as well as decrease in property valuation, for borrowers owning low EPC rated properties or those in areas prone to flooding or coastal erosion.
Commercial Banking physical and transition risks – increased costs or revenue disruption, or both, arising from chronic and acute physical hazards from rising temperatures. Companies adapting to a sudden transition scenario could potentially lead to increased transition costs in operations, direct carbon costs, and deteriorating financial performance due to changing consumer perspectives.
Note 21: Allowance for expected credit losses continued
Macroeconomic and sector scenario risk assessments
Assessments were performed on the Group’s internally generated economic scenarios used in the measurement of expected credit losses against external scenarios published by the Network for Greening the Financial System (NGFS).
The potential incremental impact of climate factors on key economic drivers was isolated from the Phase V NGFS Delayed Transition scenario, which management judged the most plausible. The incremental risk to ECL was then quantified by overlaying the specific climate impact of this scenario onto macroeconomic drivers within the Group’s base case and MES scenarios. The results from the most material
Retail portfolios, UK mortgages and consumer lending allowed management to conclude on an immaterial ECL impact for Retail of below
£5 million (31 December 2023: below £5 million), and in Commercial Banking a separate climate assessment performed at sector level, resulted in an ECL impact of below £15 million (31 December 2023: below £15 million).
The Group’s MES downside and severe downside scenarios, together comprising a 40 per cent weighting in ECL calculations, are generally more severe than the most adverse NGFS scenario (‘Net Zero 2050’). MES downsides were also comparable in severity to the most adverse part of the ‘Late Action’ scenario of the 2021 Climate Biennial Exploratory Scenario (CBES). The assessment suggests that no material changes are required to the Group’s existing suite of economic scenarios used within the ECL calculation.
In Commercial Banking, an exploratory top-down analysis using sectoral modelling was adopted to estimate the specific ECL impact of climate risk on commercial credit conditions. This assessment specifically targets agriculture, automotive, transport, oil and gas, real estate and utilities sectors where climate impacts were judged to be more significant. Resulting sector-specific, climate-adjusted credit cycle indices (CCI) were used to calculate probability of default and resulting ECL. These adjusted CCI model inputs combined external NGFS phase IV scenarios with client level valuation impacts where available, alongside historic impairment data. Considering methodological limitations, the additional ECL required was shown to be immaterial.
Physical and transition risk assessments
The Group has enhanced its assessment of transition risk on the UK mortgage portfolio by extending the scope from buy-to-let (BTL) to also include Mainstream and Specialist Residential property portfolios. The assessment is now also performed with an account level assessment of affordability and valuation impacts, with a more nuanced view of the potential of government to legislate a minimum EPC requirement. Finally, the time period observed extends to 2050 with multiple transition points across multiple economic scenarios.
An affordability stress for customers was applied by considering multiple scenarios for home retrofitting taking place when changes in regulation lead to higher minimum EPC rating requirements. The provision impact was assessed by transforming the account level assessment of affordability and valuation impacts of each climate scenario to adjust inputs used in existing Probability of Default (PD)
parameters. As at 31 December 2024, the impact on ECL has been estimated to be less than £5 million (31 December 2023: less than £5 million) in BTL properties and less than £5 million (31 December 2023: not assessed) in Mainstream and Specialist portfolios.
The physical risk assessment on the UK mortgage portfolio in 2024 included both flooding and coastal erosion risk. The impacts were based on a internally defined delayed transition outlook, out to 2050, aligned with the Group’s transition methodology. The assessment showed that over 80 per cent of the book was not exposed to flood risk damage and over 99 per cent had no risk to coastal erosion damage. The impact on ECL to customers exposed to the affordability risk from flood and coastal erosion damage has been estimated to be immaterial.
Whilst this supports no judgemental adjustment to ECL being required, where a top-down approach has been used it may not fully capture the impact on loss rates emanating from being located in a high-risk area. Similarly the current assessment excludes the potential affordability shocks or reduced insurance coverage that could occur due to possible changes to insurance policy initiatives in this area.

Assessment	Nature of risk assessed	Portfolios assessed	ECL impact At 31 December 2024	ECL impact At 31 December 2023
Macroeconomic impact from climate scenario	Scenario risk – macro level	Retail	< £5 million	< £5 million
Sector level impacts from climate scenario	Scenario risk – sector level	Commercial Banking (excluding Business Banking)	< £15 million	< £15 million
Retrofitting cost to meet EPC regulation	Transition risk	UK mortgages	< £10 million (BTL, Mainstream and Specialist)	< £5 million (BTL)
Flood and coastal erosion risk	Physical risk	UK mortgages	< £5 million (Flood and coastal erosion)	< £5 million (Flood)
The climate risk assessments above remain limited due to the degree of uncertainty underpinning key assumptions used, as well as the continuing developmental nature of the data, approach and models used in the quantification. These include, but are not limited to, the analyses being restricted to PD impacts only; considering only the most material hazards for UK mortgages (flood and coastal erosion);
client valuation impacts not incorporating climate transition plans; the physical risk modelling for corporates currently excluding broader components such as supply chain impacts, and more broadly the political landscape; future climate data enhancements and further model development.
The ECL impacts resulting from these climate risk assessments remain immaterial. This continues to support management’s view that there is a low residual risk of material error or omission in the Group’s financial statements due to climate-related risks and as a result no adjustments have been made to ECL measured as at 31 December 2024. The current behavioural lives of the Group’s lending reduces the potential exposure to the later emergence of potential physical climate impacts, with the incorporation of climate risk, in credit policy, as a qualitative underwriting assessment within the Commercial Banking credit process and the origination process for mortgages providing further mitigation on more recent originations.